Investments	12 Months Ended
Dec. 31, 2018
Disclosure Of Investments [Abstract]
Investments
13.	INVESTMENTS

The Corporation held the following investments:

	As at December 31,
	2018	2017
In thousands of U.S. Dollars	Carrying value & fair value	Carrying value & fair value
Bonds – Available-for-sale	—	115,343
Funds – Available-for-sale	—	7,045
Equity in quoted companies – Available-for-sale	—	280
Equity in unquoted companies – Available-for-Sale	—	6,981
Bonds – FVOCI	103,153	—
Equity in unquoted companies – FVTPL (note 16)	6,773	—
Total investments	109,926	129,649
Current portion	103,153	122,668
Non-current portion	6,773	6,981

Investments relate primarily to customer deposits held in accounts segregated from investments held for operational purposes. Investments held in relation to customer deposits are liquid investments and are classified as current assets consistent with the current classification of customer deposits to which the investments relate. Management’s investment strategy for the portfolio results in many of the bonds being held to maturity. As of December 31, 2018, Customer deposits were covered by $103.2 million in investments and $328.2 million in cash.

There were no impairments recognized on investments during the year ended December 31, 2018 (December 31, 2017: $nil). See note 29 for details on credit risk.

During the year ended December 31, 2017, the Corporation completed the disposition of all its securities of NYX Gaming Group Limited (“NYX Gaming Group”) for net cash proceeds of $27.9 million resulting in a gain of $14.0 million. During the year ended December 31, 2017, the Corporation also completed the sale of its ordinary shares in Jackpotjoy plc (LSE: JPJ) for net cash proceeds of $59.8 million resulting in a gain of $15.0 million. These gains were recorded within loss (gain) on disposal of investments and other assets included in general and administrative expenses

The Corporation’s investments held by maturity date are as follows:

	1 year or less $000’s	1 to 5 years $000’s	Greater than 5 years $000’s
Bonds	41,664	61,489	—
Total	41,664	61,489	—

For the year ended December 31, 2018, the Corporation recognized gains (losses) from investments as follows:

	Bonds $000’s	Equity in private companies $000’s	Total $000’s
Investment income earned	2,592	—	2,592
Realized (losses) gains	(311)	—	(311)
Unrealized (losses) gains	(339)	—	(339)
Re-measurement of financial assets at FVTPL	—	(1,897)	(1,897)
Total	1,942	(1,897)	45

Investment income from bonds includes interest income and premium and discount amortization. There was neither investment income nor gains or losses in the year ended December 31, 2018 for available for sale funds or equity in quoted companies.

Subsidiaries

As at December 31, 2018, the Corporation had the following significant subsidiaries:

Name of principal subsidiary	Country of incorporation	Principal business	Percentage of ownership
Stars Group Holdings B.V.	Netherlands	Intermediate holding company and investment vehicle	100%
Stars Group Holdings Cooperatieve U.A	Netherlands	Intermediate holding company	100%
Stars Interactive Holdings (IOM) Limited	Isle of Man	Intermediate holding company	100%
Worldwide Independent Trust Limited	Isle of Man	Treasury	100%
Rational Entertainment Enterprises Limited	Isle of Man	Gaming services	100%
Naris Limited	Isle of Man	Treasury	100%
Stars Interactive Limited	Isle of Man	Intermediate holding company	100%
RG Cash Plus Limited	Isle of Man	Treasury	100%
Rational Gaming Europe Limited	Malta	Various	100%
REEL Spain Plc	Malta	Gaming services	100%
Hestview Limited	England and Wales	Gaming services	100%
Bonne Terre Limited	Alderney	Gaming services	100%
BetEasy Pty Limited	Australia	Gaming services	80%